Vanguard Total World Stock Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	83 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.41%	11.10%	12.98%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.43%	10.98%	12.90%
Performance Inception Date	Feb. 07, 2019
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.77%	10.38%	12.27%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.53%	8.55%	10.31%